Point Bridge GOP Stock Tracker ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Aerospace/Defense - 1.5%
3,139	Howmet Aerospace, Inc.	$112,816
170	TransDigm Group, Inc. (a)	110,762
		223,578
	Agriculture - 1.5%
2,098	Altria Group, Inc.	109,621
1,266	Archer-Daniels-Midland Company	114,269
		223,890
	Airlines - 1.7%
7,549	American Airlines Group, Inc. (a)	137,769
2,630	Southwest Airlines Company (a)	120,454
		258,223
	Auto Manufacturers - 0.7%
1,236	PACCAR, Inc.	108,855
	Banks - 4.8%
1,203	Comerica, Inc.	108,787
2,405	Fifth Third Bancorp	103,511
7,191	Huntington Bancshares, Inc.	105,132
4,620	KeyCorp	103,396
4,831	Regions Financial Corporation	107,538
1,853	Truist Financial Corporation	105,065
1,649	Zions Bancorporation	108,109
		741,538
	Beverages - 0.7%
2,084	Molson Coors Beverage Company - Class B	111,244
	Building Materials - 2.7%
285	Martin Marietta Materials, Inc.	109,694
1,969	Masco Corporation	100,419
807	Mohawk Industries, Inc. (a)	100,229
603	Vulcan Materials Company	110,771
		421,113
	Chemicals - 7.5%
482	Air Products and Chemicals, Inc.	120,457
572	Albemarle Corporation	126,498
766	Celanese Corporation	109,438
1,103	CF Industries Holdings, Inc.	113,675
1,004	Eastman Chemical Company	112,508
859	FMC Corporation	113,019
376	Linde plc	120,106
1,024	LyondellBasell Industries NV - Class A	105,288
1,711	Mosaic Company	113,781
880	PPG Industries, Inc.	115,341
		1,150,111
	Commercial Services - 4.6%
286	Cintas Corporation	121,662
835	Global Payments, Inc.	114,261
859	Quanta Services, Inc.	113,053
3,288	Rollins, Inc.	115,244
328	United Rentals, Inc. (a)	116,509
581	Verisk Analytics, Inc.	124,700
		705,429
	Distribution/Wholesale - 2.2%
916	Copart, Inc. (a)	114,931
1,961	Fastenal Company	116,483
2,403	LKQ Corporation	109,120
		340,534
	Diversified Financial Services - 0.7%
3,883	Franklin Resources, Inc.	108,413
	Electric - 9.6%
1,758	Alliant Energy Corporation	109,840
1,109	American Electric Power Company, Inc.	110,645
3,722	CenterPoint Energy, Inc.	114,042
2,145	Constellation Energy Corporation	120,656
1,288	Dominion Energy, Inc.	109,441
974	Entergy Corporation	113,715
1,645	Evergy, Inc.	112,419
2,426	Exelon Corporation	115,550
2,409	FirstEnergy Corporation	110,477
1,335	NextEra Energy, Inc.	113,088
1,436	Pinnacle West Capital Corporation	112,152
4,030	PPL Corporation	115,097
1,542	Southern Company	111,810
		1,468,932
	Electrical Components & Equipment - 0.7%
1,139	Emerson Electric Company	111,679
	Electronics - 1.5%
581	Honeywell International, Inc.	113,051
1,617	Trimble, Inc. (a)	116,650
		229,701
	Entertainment - 0.7%
2,481	Penn National Gaming, Inc. (a)	105,244
	Environmental Control - 1.4%
836	Republic Services, Inc.	110,770
699	Waste Management, Inc.	110,792
		221,562
	Food - 1.4%
821	J.M. Smucker Company	111,171
1,361	Sysco Corporation	111,126
		222,297
	Forest Products & Paper - 0.8%
2,494	International Paper Company	115,098
	Gas - 1.5%
931	Atmos Energy Corporation	111,245
3,554	NiSource, Inc.	113,017
		224,262
	Hand/Machine Tools - 0.7%
722	Stanley Black & Decker, Inc.	100,928
	Healthcare-Products - 5.2%
369	ABIOMED, Inc. (a)	122,227
279	Cooper Companies, Inc.	116,508
445	ResMed, Inc.	107,917
483	STERIS plc	116,775
316	Teleflex, Inc.	112,126
338	Waters Corporation (a)	104,912
890	Zimmer Biomet Holdings, Inc.	113,831
		794,296
	Healthcare-Services - 0.7%
399	Laboratory Corporation of America Holdings (a)	105,200
	Home Builders - 2.6%
1,307	DR Horton, Inc.	97,385
1,223	Lennar Corporation - Class A	99,271
23	NVR, Inc. (a)	102,747
2,281	PulteGroup, Inc.	95,574
		394,977
	Home Furnishings - 0.6%
570	Whirlpool Corporation	98,485
	Insurance - 3.0%
325	Berkshire Hathaway, Inc. - Class B (a)	114,696
870	Cincinnati Financial Corporation	118,285
610	Travelers Companies, Inc.	111,465
1,684	W.R. Berkley Corporation	112,138
		456,584
	Iron/Steel - 0.8%
783	Nucor Corporation	116,393
	Leisure Time - 0.9%
6,051	Norwegian Cruise Line Holdings, Ltd. (a)	132,396
	Lodging - 0.7%
2,907	Las Vegas Sands Corporation (a)	112,995
	Machinery-Construction & Mining - 0.7%
493	Caterpillar, Inc.	109,850
	Machinery-Diversified - 0.7%
1,188	Westinghouse Air Brake Technologies Corporation	114,250
	Mining - 1.4%
2,256	Freeport-McMoRan, Inc.	112,214
1,378	Newmont Corporation	109,482
		221,696
	Miscellaneous Manufacturing - 4.3%
1,610	A.O. Smith Corporation	102,863
720	Eaton Corporation plc	109,267
519	Illinois Tool Works, Inc.	108,679
390	Parker-Hannifin Corporation	110,667
1,530	Textron, Inc.	113,801
710	Trane Technologies plc	108,417
		653,694
	Oil & Gas - 10.2%
2,712	APA Corporation	112,087
1,077	ConocoPhillips	107,700
4,130	Coterra Energy, Inc.	111,386
1,806	Devon Energy Corporation	106,789
816	Diamondback Energy, Inc.	111,857
916	EOG Resources, Inc.	109,214
1,247	Exxon Mobil Corporation	102,990
1,120	Hess Corporation	119,885
4,570	Marathon Oil Corporation	114,753
1,349	Marathon Petroleum Corporation	115,339
1,827	Occidental Petroleum Corporation	103,664
1,310	Phillips 66	113,171
456	Pioneer Natural Resources Company	114,014
1,155	Valero Energy Corporation	117,279
		1,560,128
	Oil & Gas Services - 0.7%
2,831	Halliburton Company	107,210
	Packaging & Containers - 2.2%
1,236	Ball Corporation	111,240
1,634	Sealed Air Corporation	109,413
2,445	WestRock Company	114,988
		335,641
	Pharmaceuticals - 0.7%
733	AmerisourceBergen Corporation	113,403
	Pipelines - 2.2%
5,850	Kinder Morgan, Inc.	110,623
1,603	ONEOK, Inc.	113,220
3,319	Williams Companies, Inc.	110,888
		334,731
	Real Estate - 3.0%
561	Alexandria Real Estate Equities, Inc.	112,901
5,876	Host Hotels & Resorts, Inc. (a)	114,171
289	Public Storage	112,791
1,584	Regency Centers Corporation	113,002
		452,865
	Retail - 5.8%
519	Advance Auto Parts, Inc.	107,412
57	AutoZone, Inc. (a)	116,541
2,261	Bath & Body Works, Inc.	108,076
721	Dollar Tree, Inc. (a)	115,468
273	Domino's Pizza, Inc.	111,114
466	McDonald's Corporation	115,233
467	Tractor Supply Company	108,984
746	Walmart, Inc.	111,094
		893,922
	Shipbuilding - 0.7%
514	Huntington Ingalls Industries, Inc.	102,512
	Software - 0.8%
348	Paycom Software, Inc. (a)	120,540
	Telecommunications - 0.8%
477	Motorola Solutions, Inc.	115,529
	Transportation - 4.3%
3,051	CSX Corporation	114,260
496	FedEx Corporation	114,769
535	JB Hunt Transport Services, Inc.	107,423
345	Old Dominion Freight Line, Inc.	103,044
405	Union Pacific Corporation	110,650
519	United Parcel Service, Inc. - Class B	111,305
		661,451
	TOTAL COMMON STOCKS (Cost $12,947,391)	15,301,379

	SHORT-TERM INVESTMENTS - 0.1%
22,862	First American Government Obligations Fund - Class X, 0.19% (b)	22,862
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,862)	22,862
	TOTAL INVESTMENTS - 100.0% (Cost $12,970,253)	15,324,241
	Other Assets in Excess of Liabilities - 0.0% (c)	7,457
	NET ASSETS - 100.0%	$15,331,698

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United  States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,301,379	$-	$-	$15,301,379
Short-Term Investments	22,862	-	-	22,862
Total Investments in Securities	$15,324,241	$-	$-	$15,324,241

^See Schedule of Investments for breakout of investments by industry.

For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 2 or Level 3.